Other Deductions, Net (Tables)	12 Months Ended
Sep. 30, 2012
Other Deductions, Net [Abstract]
Schedule Of Other Deductions, Net

Other deductions, net are summarized as follows:
	2010	2011	2012
Amortization of intangibles (intellectual property and customer relationships)	$176	261	241
Rationalization of operations	126	81	119
Other	71	38	91
Gains, net	(4)	(24)	(50)
Total	$369	356	401